Trade Accounts Receivable - Summary of Changes in Estimated Losses on Settlement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of trade accounts receivables [line items]
Beginning balance	$ (9.8)	$ (12.6)	$ (30.7)
(Additions)/Reversals	(5.5)	(1.8)	1.0
Write-off	2.6	4.6	17.0
Foreign exchange variation	0.5		0.1
Ending balance	$ (12.2)	$ (9.8)	$ (12.6)